UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ];          Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Raiff Partners, Inc.
Address:                  152 West 57th Street
                          New York, NY  10019

Form 13F File Number:     28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sheldon Brody
Title:     Chief Financial Officer
Phone:     212-247-6509

Signature, Place and Date of Signing:

/s/ Sheldon Brody                 New York, NY               May 13, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

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                             FORM 13F SUMMARY PAGE
Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                              3
Form 13F Information Table Entry Total:                        55
Form 13F Information Table Value Total:     $ 182,472 (thousands)

List of Other Included Managers:

No.    Form 13F File No.     Name
---    -----------------     ----

01     28-5534               Centurion Advisors, L.P.
02     28-5414               Centurion Investment Group, L.P.
03     28-7106               Centurion Investors, LLC

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                             FORM 13F AS OF 3/31/11
                    REPORTING MANAGER: RAIFF PARTNERS, INC.

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                                                            Fair Market  Shares or
                                     Title          Cusip      Value     Principal SH/ PUT/ Investment  Other      Voting Authority
Name of Issuer                      of Class        Number   x $1,000     Amount   PRN CALL Discretion Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAPITAL AGENCY CORP        CS             02503X105      729     25,000   SH         DEFINED    1,2,3    25,000
AMR CORP                            CS             001765106      323     50,000   SH         DEFINED    1,2,3    50,000
ANADARKO PETROLEUM                  CS             032511107    3,990     48,700   SH         DEFINED    1,2,3    48,700
ANWORTH MORTGAGE ASSET CORP         CS             037347101    1,595    225,000   SH         DEFINED    1,2,3   225,000
APPLE INC                           CS             037833100   17,426     50,000   SH         DEFINED    1,2,3    50,000
ARCELORMITTAL - NY REGISTERED       CS             03938L104    1,808     50,000   SH         DEFINED    1,2,3    50,000
BARCLAYS LTD.PREFERRED A            SP ADR         06739H776    1,785     70,785   SH         DEFINED    1,2,3    70,785
BARRY RG CORP                       CS             068798107    1,361    104,000   SH         DEFINED    1,2,3   104,000
BOARDWALK PIPELINE PARTNERS         UNIT LP        096627104    6,205    190,000   SH         DEFINED    1,2,3   190,000
BON TON STORES INC.                 CS             09776J101    1,550    100,000   SH         DEFINED    1,2,3   100,000
BOSTON PRIVATE FINL HOLDING         CS             101119105    1,980    280,000   SH         DEFINED    1,2,3   280,000
BP P L C                            SP ADR         055622104    2,207     50,000   SH         DEFINED    1,2,3    50,000
CAPSTEAD MORTGAGE                   PFD B          14067E308       84      5,900   SH         DEFINED    1,2,3     5,900
CARMIKE CINEMAS INC                 CS             143436400      858    120,000   SH         DEFINED    1,2,3   120,000
CATERPILLAR INC                     CS             149123101    5,568     50,000   SH         DEFINED    1,2,3    50,000
CENTURYLINK INC                     CS             156700106   10,595    255,000   SH         DEFINED    1,2,3   255,000
CONOCOPHILLIPS                      CS             20825C104    6,788     85,000   SH         DEFINED    1,2,3    85,000
CREDIT SUISSE HIGH YIELD BOND FUND  SH BEN INT     22544F103      871    280,000   SH         DEFINED    1,2,3   280,000
DENBURY RESOURCES                   CS             247916208    2,440    100,000   SH         DEFINED    1,2,3   100,000
DIAMOND OFFSHORE DRILLING           CS             25271C102    8,159    105,000   SH         DEFINED    1,2,3   105,000
EXXON MOBIL                         CS             30231G102    4,207     50,000   SH         DEFINED    1,2,3    50,000
FIFTH STREET FINANCE                CS             31678A103      734     55,000   SH         DEFINED    1,2,3    55,000
FREEPORT MCMORAN COPPER & GOLD INC  CS             35671D857    1,667     30,000   SH         DEFINED    1,2,3    30,000
FRONTIER COMMUNICATIONS CORP        CS             35906A108    6,576    800,000   SH         DEFINED    1,2,3   800,000
HARLEYSVILLE GROUP                  CS             412824104       33      1,000   SH         DEFINED    1,2,3     1,000
HARTFORD FINANCIAL SERVICES GROUP   CS             416515104      808     30,000   SH         DEFINED    1,2,3    30,000
HEALTH NET                          CS             42222G108    4,921    150,500   SH         DEFINED    1,2,3   150,500
HESS CORP                           CS             42809H107    2,556     30,000   SH         DEFINED    1,2,3    30,000
J.P. MORGAN CHASE                   CS             46625H100    4,610    100,000   SH         DEFINED    1,2,3   100,000
KKR PRIVATE EQUITY INVESTMENT       UNITS          48248M102    2,462    150,000   SH         DEFINED    1,2,3   150,000
LAS VEGAS SANDS CORP                CS             517834107    5,911    140,000   SH         DEFINED    1,2,3   140,000
LIMITED BRANDS INC                  CS             532716107    5,754    175,000   SH         DEFINED    1,2,3   175,000
LINN ENERGY LLC                     UNIT LTD LIAB  536020100    4,672    120,000   SH         DEFINED    1,2,3   120,000
LOEWS CORP                          CS             540424108    4,309    100,000   SH         DEFINED    1,2,3   100,000
MACYS INC                           CS             55616P104    2,426    100,000   SH         DEFINED    1,2,3   100,000
MFA FINANCIAL INC                   CS             55272X102    2,460    300,000   SH         DEFINED    1,2,3   300,000
NAVIOS MARITIME PARTNERS, LP        UNIT LP        Y62267102    3,558    175,000   SH         DEFINED    1,2,3   175,000
NEW AMERICA HIGH INCOME FUND        CS             641876800      868     85,000   SH         DEFINED    1,2,3    85,000
NEW YORK COMMUNITY BANCORP          CS             649445103    4,660    270,000   SH         DEFINED    1,2,3   270,000

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                                                            Fair Market  Shares or
                                     Title          Cusip      Value     Principal SH/ PUT/ Investment  Other      Voting Authority
Name of Issuer                      of Class        Number   x $1,000     Amount   PRN CALL Discretion Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

OCCIDENTAL PETE CORP                CS             674599105      522      5,000   SH         DEFINED    1,2,3     5,000
PILGRIMS PRIDE CORP                 CS             72147K108    1,581    205,000   SH         DEFINED    1,2,3   205,000
PIMCO INCOME STRATEGY FUND          CS             72201H108      598     50,000   SH         DEFINED    1,2,3    50,000
PUTNAM PREMIER INCOME TRUST         SH BEN INT     746853100    1,296    200,000   SH         DEFINED    1,2,3   200,000
REGAL ENTERTAINMENT GROUP           CL A           758766109    6,143    455,000   SH         DEFINED    1,2,3   455,000
REYNOLDS AMERICAN INC               CS             761713106    2,487     70,000   SH         DEFINED    1,2,3    70,000
SEADRILL, LTD                       CS             G7945E105    6,853    190,000   SH         DEFINED    1,2,3   190,000
SOUTHWESTERN ENERGY                 CS             845467109      859     20,000   SH         DEFINED    1,2,3    20,000
SPDR BARCLAYS CAPITAL HI YLD ETF    YLD ETF        78464A417    1,215     30,000   SH         DEFINED    1,2,3    30,000
STARWOOD PROPERTY TRUST INC         CS             85571B105    7,025    315,000   SH         DEFINED    1,2,3   315,000
STONEMOR PARTNERS LP                UNITS          86183Q100      565     20,000   SH         DEFINED    1,2,3    20,000
TRAVELERS COS INC                   CS             89417E109    2,082     35,000   SH         DEFINED    1,2,3    35,000
UNITED CONTINENTAL HOLDINGS         CS             910047109    1,150     50,000   SH         DEFINED    1,2,3    50,000
UNIVERSAL HEALTH                    CL B           913903100      988     20,000   SH         DEFINED    1,2,3    20,000
WARNER CHILCOTT PLC                 CL A           G94368100    4,768    205,000   SH         DEFINED    1,2,3   205,000
WINDSTREAM CORP                     COM            97381W104    4,830    375,000   SH         DEFINED    1,2,3   375,000

TOTAL PORTFOLIO                                               182,472

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